Loans and Borrowings - Summary of Loans and Borrowings (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	$ 141,244	$ 11,683	$ 351
Current portion	(13,758)	(2,451)
Loans and borrowings	127,486	9,232
Term loans
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	139,900	9,971
Current portion	(13,398)	(1,111)
Loans and borrowings	126,502	8,860
Debentures
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	18	1,264
Finance leases
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	$ 1,326	$ 448